Investment Securities (Tables)	9 Months Ended
Jul. 31, 2026
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Disclosure of Carrying Value Of Banks Investment Securities Per Measurement Category
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	July 31 2026	April 30 2026	October 31 2025
Debt investment securities measured at FVOCI	$128,066	$125,491	$123,732
Debt investment securities measured at amortized cost	22,221	21,988	23,722
Equity investment securities designated at FVOCI	402	313	398
Equity investment securities measured at FVTPL	1,969	2,012	2,073
Debt investment securities measured at FVTPL	23	2	23
Total investment securities	$152,681	$149,806	$149,948

Disclosure of Unrealized Gains and Losses on Fair Value through Other Comprehensive Income Securities
(a) Debt investment securities measured at fair value through other comprehensive income (FVOCI)

As at July 31, 2026 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$24,893	$90	$192	$24,791
Canadian provincial and municipal debt	24,258	93	256	24,095
U.S. treasury and other U.S. agency debt	48,608	73	805	47,876
Other foreign government debt	28,336	230	299	28,267
Other debt	3,059	10	32	3,037
Total	$129,154	$496	$1,584	$128,066

As at April 30, 2026 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$23,492	$107	$156	$23,443
Canadian provincial and municipal debt	24,000	144	151	23,993
U.S. treasury and other U.S. agency debt	47,400	242	552	47,090
Other foreign government debt	27,698	230	215	27,713
Other debt	3,261	15	24	3,252
Total	$125,851	$738	$1,098	$125,491

As at October 31, 2025 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$22,815	$359	$64	$23,110
Canadian provincial and municipal debt	20,490	430	77	20,843
U.S. treasury and other U.S. agency debt	49,111	483	558	49,036
Other foreign government debt	27,570	358	202	27,726
Other debt	3,007	31	21	3,017
Total	$122,993	$1,661	$922	$123,732

Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost
(b) Debt investment securities measured at amortized cost

	As at
	July 31, 2026		April 30, 2026		October 31, 2025
($ millions)	Fair value	Carrying value (1)	Fair value	Carrying value (1)	Fair value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$5,792	$5,759	$5,733	$5,698	$5,553	$5,467
U.S. treasury and other U.S. agency debt	13,471	14,190	13,596	14,114	15,178	15,758
Other foreign government debt	1,967	1,968	1,907	1,906	2,285	2,281
Corporate debt	307	304	274	270	223	216
Total	$21,537	$22,221	$21,510	$21,988	$23,239	$23,722

(1)	Balances are net of allowances, which are $1 (April 30, 2026 – $2; October 31, 2025 – $1).

Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income

(c) Equity investment securities designated at fair value through other comprehensive income (FVOCI)

As at July 31, 2026 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$233	$170	$1	$402
Total	$233	$170	$1	$402

As at April 30, 2026 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$154	$160	$1	$313
Total	$154	$160	$1	$313

As at October 31, 2025 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$178	$221	$1	$398
Total	$178	$221	$1	$398